Shareholder Report, Average Annual Return (Details)		12 Months Ended	46 Months Ended		60 Months Ended	89 Months Ended		91 Months Ended	105 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024 [6]	Aug. 31, 2024 [3]	Aug. 31, 2024
U.S. Government Securities Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-F-1
Average Annual Return, Percent	[1]	6.40%			0.47%					1.37%
U.S. Government Securities Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	3.82%			0.01%	0.97%	[2]
U.S. Government Securities Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-E
Average Annual Return, Percent	[1]	6.08%			0.07%					0.94%
U.S. Government Securities Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	4.43%			(0.47%)					0.78%
U.S. Government Securities Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	2.51%			(0.44%)					0.80%
U.S. Government Securities Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-5E
Average Annual Return, Percent	[1]	6.49%			0.54%				1.36%
U.S. Government Securities Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-4
Average Annual Return, Percent	[1]	6.37%			0.35%					1.24%
U.S. Government Securities Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-3
Average Annual Return, Percent	[1]	6.06%			0.04%					0.91%
U.S. Government Securities Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-2E
Average Annual Return, Percent	[1]	5.80%			(0.12%)					0.84%
U.S. Government Securities Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-2
Average Annual Return, Percent	[1]	5.61%			(0.38%)					0.48%
U.S. Government Securities Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-1
Average Annual Return, Percent	[1]	5.52%			(0.40%)					0.47%
U.S. Government Securities Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-F-3
Average Annual Return, Percent	[1]	6.69%	(1.35%)	[4]
U.S. Government Securities Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-F-2
Average Annual Return, Percent	[1]	6.59%	(1.42%)	[5]
U.S. Government Securities Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class F-3
Average Annual Return, Percent	[1]	6.74%			0.69%			1.56%
U.S. Government Securities Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class F-2
Average Annual Return, Percent	[1]	6.63%			0.59%					1.48%
U.S. Government Securities Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class F-1
Average Annual Return, Percent	[1]	6.19%			0.27%					1.19%
U.S. Government Securities Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	3.84%			0.07%	1.03%	[7]
U.S. Government Securities Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-6
Average Annual Return, Percent	[1]	6.65%			0.68%					1.58%
U.S. Government Securities Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-5
Average Annual Return, Percent	[1]	6.68%			0.64%					1.54%
U.S. Government Securities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	4.46%			(0.42%)					0.59%
U.S. Government Securities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	2.27%			(0.49%)					0.80%
Without Sales Load [Member] | U.S. Government Securities Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	6.52%			0.52%	1.31%	[2]
Without Sales Load [Member] | U.S. Government Securities Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	5.43%			(0.47%)					0.78%
Without Sales Load [Member] | U.S. Government Securities Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	6.20%			0.27%					1.16%
Without Sales Load [Member] | U.S. Government Securities Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	6.53%			0.58%	1.38%	[7]
Without Sales Load [Member] | U.S. Government Securities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	5.46%			(0.42%)					0.59%
Without Sales Load [Member] | U.S. Government Securities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	6.21%			0.28%					1.19%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[8]	7.30% [1]	(1.54%)	[4],[5]	(0.04%) [1]	1.50%	[2],[7]	1.58%	1.66%	1.64%
Bloomberg U S Government Mortgage Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Bloomberg U.S. Government/Mortgage-Backed Securities Index
Average Annual Return, Percent	[8]	6.56%	(1.89%)	[4],[5]	(0.41%)	1.03%	[2],[7]	1.11%	1.11%	1.23%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class 529-T shares were first offered on April 7, 2017.
[3]	Class R-5E shares were first offered on November 20, 2015.
[4]	Class 529-F-3 shares were first offered on October 30, 2020.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class F-3 shares were first offered on January 27, 2017.
[7]	Class T shares were first offered on April 7, 2017.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.